Financial instruments - Book value of financial assets representing exposure to credit risk (Details) - Credit risk [member] - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	R$ 26,269,429	R$ 25,813,139
Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	9,018,818	8,345,871
Marketable securities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	13,363,511	13,267,286
Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	R$ 3,887,100	R$ 4,199,982